Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025
Plant and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful Life	5 years
Minimum [Member] | Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful Life	5 years
Maximum [Member] | Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful Life	8 years